Investments (Investments Under Equity Method of Accounting) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Investment Balance		$ 1,278	$ 1,544
Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%	[1]	50.00%
Investment Balance		$ 302	311
Description		Gas transmission system
Atlantic Coast Pipeline
Schedule of Equity Method Investments [Line Items]
Ownership%		48.00%
Investment Balance		$ 820	382
Description		Gas transmission system
Blue Racer
Schedule of Equity Method Investments [Line Items]
Ownership%		50.00%
Investment Balance			691
Description		Midstream gas and related services
Fowler I Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership%		50.00%
Investment Balance		$ 82	81
Description		Wind-powered merchant generation facility
Other Investment
Schedule of Equity Method Investments [Line Items]
Investment Balance	[2]	$ 74	79
Dominion Energy Gas Holdings, LLC
Schedule of Equity Method Investments [Line Items]
Investment Balance		$ 339	349
Dominion Energy Gas Holdings, LLC | Iroquois
Schedule of Equity Method Investments [Line Items]
Ownership%		50.00%
Investment Balance		$ 302	311
Description		Gas transmission system
Dominion Energy Gas Holdings, LLC | White Rive Hub
Schedule of Equity Method Investments [Line Items]
Ownership%		50.00%
Investment Balance		$ 37	$ 38
Description		Gas transmission system

[1]	Comprised of Dominion Energy Midstream’s interest of 25.93% and Dominion Energy Gas’ interest of 24.07%. See Note 15 for more information.
[2]	Liability of less than $1 million and $17 million associated with NedPower recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets as of December 31, 2018 and 2017, respectively. See additional discussion of NedPower below.